CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Commercial vehicles	$ 736,145	$ 593,912	$ 249,040
Finance	54,301	43,385	69,804
Insurance and other	18,065	20,330	14,268
Property lease and management	4,937	501	0
Total revenues	813,448	658,128	333,112
Cost of sales
Commercial vehicles	34,582	9,981	7,350
Commercial vehicles, related parties	686,847	569,807	234,781
Insurance and other	1,887	3,485	2,159
Property lease and management	2,532	1,360	0
Total cost of sales	725,848	584,633	244,290
Gross profit	87,600	73,495	88,822
Operating expenses (income)
Selling and marketing	10,718	10,262	10,126
General and administrative	46,598	49,927	41,951
Litigation expense	4,350	0	0
Interest expense	12,066	7,626	10,621
Interest expense, related parties	10,689	1,971	869
Other income, net	(12,361)	(13,435)	(7,101)
Total operating expenses	72,060	56,351	56,466
Income from operations	15,540	17,144	32,356
Other income
Interest income	168	406	308
Total other income	168	406	308
Income before income taxes	15,708	17,550	32,664
Income tax provision	(5,542)	(5,722)	(9,115)
Net income	10,166	11,828	23,549
Foreign currency translation adjustment	(1,172)	8,842	402
Comprehensive income	$ 8,994	$ 20,670	$ 23,951
Earnings (loss) per share
Basic	$ 0.43	$ 0.50	$ 1.00
Diluted	$ 0.43	$ 0.50	$ 0.99
Weighted average shares outstanding
Basic	23,549,112	23,540,761	23,538,919
Diluted	23,840,644	23,806,194	23,762,378